Financial instruments (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Carrying value and fair value of financial instruments [Table Text Block]
The carrying value and fair value of financial instruments as at March 31, 2019 and March 31, 2018 were as follows:

	As of March 31, 2019				As of March 31, 2018
	Total carrying value		Total fair value		Total carrying value		Total fair value
Assets:
Cash and cash equivalents	Rs.	2,228	Rs.	2,228	Rs.	2,638	Rs.	2,638
Other investments (1)		23,343		23,343		20,879		20,879
Trade and other receivables		39,982		39,982		40,786		40,786
Derivative financial instruments		360		360		103		103
Other assets (2)		2,843		2,843		2,273		2,273
Total	Rs.	68,756	Rs.	68,756	Rs.	66,679	Rs.	66,679
Liabilities:
Trade and other payables	Rs.	14,553	Rs.	14,553	Rs.	16,052	Rs.	16,052
Derivative financial instruments		68		68		85		85
Long-term borrowings		26,256		26,256		25,152		25,152
Short-term borrowings		12,125		12,125		25,466		25,466
Bank overdraft		-		-		96		96
Other liabilities and provisions (3)		21,902		21,902		20,712		20,712
Total	Rs.	74,904	Rs.	74,904	Rs.	87,563	Rs.	87,563

(1)	Interest accrued but not due on investments is included in other assets.

(2)	Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.10,639 and Rs.13,058 as of March 31, 2019 and 2018, respectively, are not included.

(3)	Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.8,898 and Rs.9,321 as of March 31, 2019 and 2018, respectively, are not included.

Disclosure of detailed information about Fair Value Measurement Of Assets And Liabilities [Table Text Block]
The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2019:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	16,240	Rs.	-	Rs.	-	Rs.	16,240
FVTOCI - Financial asset - Investment in equity securities		791		-		-		791
Derivative financial instruments – net gain/(loss) on outstanding foreign exchange forward, option and swap contracts and interest rate swap contracts (1)		-		292		-		292

The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring basis as of March 31, 2018:

Particulars	Level 1		Level 2		Level 3		Total
Available for sale - Financial asset - Investments in units of mutual funds	Rs.	14,778	Rs.	-	Rs.	-	Rs.	14,778
Available for sale - Financial asset - Investment in equity securities		1,195		-		-		1,195
Derivative financial instruments – net gain/(loss) on outstanding foreign exchange forward, option and swap contracts and interest rate swap contracts (1)		-		18		-		18

(1)
 The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.

Disclosure of detailed information about of gain/loss recognized in Respect of derivative contracts [Text Block]
The following table presents details in respect of the gain/(loss) recognized in respect of derivative contracts during the applicable year ended:

	For the Year Ended March 31,
	2019		2018		2017
Net gain/(loss) recognized in finance costs in respect of foreign exchange derivative contracts	Rs.	(257)	Rs.	168	Rs.	699
Net gain/(loss) recognized in equity in respect of hedges of highly probable forecast transactions		180		(82)		968
Net gain/(loss) recognized as component of revenue		(524)		651		(683)

Disclosure of notional amount of outstanding foreign exchange derivative contracts [Table Text Block]
The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2019.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	U.S.$	INR	U.S.$261	Sell
	Forward contract	RUB	INR	RUB 2,710	Sell
	Forward contract	GBP	INR	GBP 18	Sell
	Forward contract	U.S.$	RUB	U.S.$ 30	Buy
	Forward contract	GBP	USD	GBP 23	Buy
Hedges of highly probable forecast transactions	Forward contract	RUB	INR	RUB 1,350	Sell
	Option contract	U.S.$	INR	U.S.$ 300	Sell

The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of March 31, 2018.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	U.S.$	INR	U.S.$72	Sell
	Forward contract	GBP	USD	GBP 31	Buy
	Forward contract	U.S.$	RUB	U.S.$38	Buy
	Option contract	U.S.$	INR	U.S.$65	Sell

Hedges of highly probable forecast transactions	Forward contract	RUB	INR	RUB 1,080	Sell
	Option contract	U.S.$	INR	U.S.$240	Sell

(1)	“INR” means Indian rupees, “USD” means United States Dollars, “GBP” means Pounds Sterling, “RON” means Romanian new leus, and “RUB” means Russian roubles.

Disclosure Of Detailed Information About Highly Probable Forecast Transactions Hedged Items [Table Text Block]
The table below summarizes the periods when the cash flows associated with highly probable forecast transactions that are classified as cash flow hedges are expected to occur:

	As of March 31,
	2019		2018
Cash flows in U.S. Dollars
Not later than one month	Rs.	2,420	Rs.	1,955
Later than one month and not later than three months		4,841		3,911
Later than three months and not later than six months		7,261		5,866
Later than six months and not later than one year		6,225		3,910
	Rs.	20,747	Rs.	15,642
Cash flows in Roubles
Not later than one month	Rs.	161	Rs.	102
Later than one month and not later than three months		320		204
Later than three months and not later than six months		480		306
Later than six months and not later than one year		480		611
	Rs.	1,441	Rs.	1,223